Business combinations - Acquisition of Comtrade Digital Services - Narrative (Details) - Comtrade CDS	Aug. 17, 2020 GBP (£) employee
Disclosure of detailed information about business combination [line items]
Number of employees | employee	460
Initial cash consideration	£ 48,639,000
Fair value of deferred consideration	£ 5,003,000
Contingent consideration payment period	24 years
Fair value of contingent consideration	£ 186,000
Deferred tax liability	3,533,000
Intangible assets - Client relationships	18,108,000
Goodwill expected to be deductible for tax purposes	0
Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability	3,400,000
Tax base of intangible assets at the date of acquisition	£ 0